Equity - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 518,731	$ 500,804	$ 549,326	$ 481,052
Transactions with owners in their capacity as owners:
Ending balance	$ 600,930	$ 487,813	$ 600,930	$ 487,813
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares | shares			583,949,612	498,626,208
Beginning balance			$ 1,051,450	$ 910,405
Transactions with owners in their capacity as owners:
Exercise of share options ,shares | shares				1,147,656
Exercise of share options			$ 8,539	$ 897
Transfer to employee share trust, shares | shares			3,450,000
Share based compensation for services rendered, shares | shares			1,187,168
Share based compensation for services rendered			$ 1,867
Transaction costs arising on share issue			$ (1,176)	$ (2,213)
Total contributions of equity during the period, shares | shares			64,746,458	38,647,656
Total contributions of equity during the period			$ 106,261	$ 49,347
Share options reserve transferred to equity on exercise of options			$ 4,477	$ 695
Ending balance, Shares | shares	648,696,070	537,273,864	648,696,070	537,273,864
Ending balance	$ 1,162,188	$ 960,447	$ 1,162,188	$ 960,447
Issued Capital | Placement Agreement
Transactions with owners in their capacity as owners:
Placement of shares under a share placement agreement, shares | shares			60,109,290	37,500,000
Placement of shares under a share placement agreement			$ 97,031	$ 50,663